Document And Entity Information	Jun. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2022
Entity Registrant Name	Allena Pharmaceuticals, Inc.
Entity Central Index Key	0001624658
Entity Emerging Growth Company	true
Entity File Number	001-38268
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-2729920
Entity Address, Address Line One	One Newton Executive Park
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02462
City Area Code	(617)
Local Phone Number	467-4577
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ALNA
Security Exchange Name	NASDAQ